Summary of Significant Accounting Policies (Details 4) - USD ($)	Jun. 30, 2016	Jun. 30, 2015
Indefinite-lived Intangible Assets [Line Items]
Patents, net	$ 296,611	$ 628,776
Patents [Member]
Indefinite-lived Intangible Assets [Line Items]
2017	25,000
2018	25,000
2019	25,000
2020	25,000
2021	25,000
Thereafter	172,000
Patents, net	$ 297,000	$ 629,000